Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Tax Expense & Accounting Profit Multiplied By Tax Rate (Parenthetical) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	31.20%	31.20%	31.20%
Amount of netting unrecognised deferred tax assets	$ 1,446